Basis of Presentation and General Information - Risk Concentration (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage revenues
Concentration Risk [Line Items]
Concentration of Risk	10.00%
Charterer A
Concentration Risk [Line Items]
Concentration of Risk	15.00%
Accounts receivable	$ 1,367
Charterer B
Concentration Risk [Line Items]
Concentration of Risk		14.00%	13.00%